Shareholders' Equity - Schedule of Status of the 2011 Share Incentive Plan (Details) - 2011 Share Incentive Plan [Member] - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Status of the 2011 Share Incentive Plan [Line Items]
Number, options outstanding at the beginning of year (in Shares)		501,000	452,500	269,500
Weighted average exercise price, options outstanding at the beginning of year		$ 0.003	$ 0.003	$ 0.003
Number, granted (in Shares)	[1]	200,000	132,000	304,000
Weighted average exercise price, granted	[1]	$ 1.972	$ 0.003	$ 0.003
Number of options, exercised (in Shares)		(181,500)	(60,500)	(67,000)
Weighted average exercise price, exercised		$ 0.003	$ 0.003	$ 0.003
Number, forfeited (in Shares)		(26,000)	(15,000)	(54,000)
Weighted average exercise price, forfeited		$ 0.003	$ 0.003	$ 0.003
Number, expired (in Shares)		(4,000)	(8,000)
Weighted average exercise price, expired		$ 0.003	$ 0.003	$ 0.003
Number, outstanding at end of year (in Shares)		489,500	501,000	452,500
Weighted average exercise price, exercisable at end of year		$ 0.807	$ 0.003	$ 0.003
Number, exercisable at end of year (in Shares)		21,000	30,000	25,500
Weighted average exercise price, exercisable at end of year		$ 0.003	$ 0.003	$ 0.003
Weighted average grant date fair value of options granted during the year	[2]	$ 0.09	$ 1.28	$ 1.58

[1]	In the year ended December 31, 2024, the options were granted to the Company’s Chief Executive Officer with an exercise price equal to the average closing price per share of the Company’s ordinary shares on the Nasdaq Stock Market during the 30 trading day period immediately preceding the date of grant of such option. In the years ended December 31, 2023 and 2022, the options were granted with an exercise price equal to par value of NIS 0.01 ($0.003).
[2]	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions: